UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06740

Legg Mason Partners Institutional Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: November 30, 2013

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS INSTITUTIONAL TRUST

WESTERN ASSET INSTITUTIONAL TAX FREE RESERVES

FORM N-Q

NOVEMBER 30, 2013

Notes to Schedule of Investments (unaudited)

1. Investments in Tax Free Reserves Portfolio, at value $782,977,993.

Western Asset Institutional Tax Free Reserves (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Institutional Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund invests all of its investable assets in Tax Free Reserves Portfolio (the “Portfolio”), a separate investment series of Master Portfolio Trust, that has the same investment objective as the Fund.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The Fund records its investment in the Portfolio at value. The value of such investment in the Portfolio reflects the Fund’s proportionate interest (78.0% at November 30, 2013) in the net assets of the Portfolio.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. The disclosure and valuation of securities held by the Portfolio are discussed in Note 1(a) of the Portfolio’s Notes to Schedule of Investments, which are included elsewhere in this report.

(b) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 100.6%
Alabama - 2.8%
Huntsville, AL, Health Care Authority, TECP	0.140%	12/10/13	$9,900,000	$9,900,000
Huntsville, AL, Health Care Authority, TECP	0.130%	1/15/14	18,400,000	18,400,000

Total Alabama				28,300,000

Alaska - 0.0%
Matanuska-Susitna Borough, AK, GO, AMBAC	5.000%	4/1/14	400,000	406,222

Arizona - 0.6%
Arizona State Unemployment Insurance Revenue, TAN	1.500%	5/7/14	3,100,000	3,117,544
Maricopa County, AZ, IDA, MFH Revenue, Refunding, Sonora Vista II Apartments, LOC-Wells Fargo Bank N.A.	0.200%	12/1/39	1,160,000	1,160,000	(a)(b)(c)
Phoenix, AZ, IDA, MFH Revenue, Refunding, Sunrise Vista Apartments-A, LOC-Wells Fargo Bank N.A.	0.200%	6/1/31	2,030,000	2,030,000	(a)(b)(c)

Total Arizona				6,307,544

California - 5.0%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Pathways Home Health Hospice, LOC-U.S. Bank	0.050%	10/1/34	3,135,000	3,135,000	(a)(b)
Alameda County, CA, IDA Revenue, JMS Family Partnership, LOC-Wells Fargo Bank N.A.	0.070%	10/1/25	1,930,000	1,930,000	(a)(b)(c)
California Infrastructure & Economic Development Bank Revenue:
Loyola High School District, LOC-First Republic Bank, FHLB	0.060%	12/1/35	1,000,000	1,000,000	(a)(b)
Pacific Gas & Electric Co., LOC-Wells Fargo Bank N.A.	0.040%	12/1/16	7,200,000	7,200,000	(a)(b)
California MFA Revenue, Chevron U.S.A. Inc. Recovery Zone Bonds	0.030%	11/1/35	580,000	580,000	(a)(b)
California State Health Facilities Financing Authority Revenue, Health Facility Catholic West, LOC-Sumitomo Mitsui Banking	0.040%	7/1/35	1,000,000	1,000,000	(a)(b)
California State PCFA, Solid Waste Disposal Revenue:
Athens Services Project, LOC-Wells Fargo Bank N.A.	0.100%	5/1/21	5,300,000	5,300,000	(a)(b)(c)
Bay Counties Waste Services Inc., LOC-Comerica Bank	0.120%	8/1/41	2,400,000	2,400,000	(a)(b)(c)
Burrtec Waste Group Inc., LOC-U.S. Bank N.A.	0.100%	10/1/38	1,645,000	1,645,000	(a)(b)(c)
Zerep Management Corp. Project, LOC-Comerica Bank	0.120%	10/1/36	2,805,000	2,805,000	(a)(b)(c)
California State Revenue, RAN	2.000%	6/23/14	1,000,000	1,009,824
California State, GO, LOC-Bank of Montreal	0.030%	5/1/33	7,900,000	7,900,000	(a)(b)
California Statewide CDA, MFH Revenue:
David Avenue Apartments, FHLMC, LIQ-FHLMC	0.070%	12/1/42	1,580,000	1,580,000	(a)(b)(c)
Phoenix Terrace Apartments, FNMA, LIQ-FNMA	0.060%	3/15/32	3,550,000	3,550,000	(a)(b)(c)
Calleguas-Las Virgenes, CA, Public Financing Authority Revenue, Municipal Water District Project, LOC-Wells Fargo Bank N.A.	0.030%	7/1/37	1,200,000	1,200,000	(a)(b)
Los Angeles, CA, Department of Water & Power Revenue, Royal Bank of Canada	0.030%	7/1/35	800,000	800,000	(a)(b)
Otay, CA, COP, Capital Projects, LOC-Union Bank N.A.	0.030%	9/1/26	400,000	400,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
Sacramento County, CA, Housing Authority, MFH Revenue, Chesapeake Commons, Wasatch Pool Holdings LLC, FNMA, LIQ-FNMA	0.060%	2/15/31	$5,830,000	$5,830,000	(a)(b)(c)
Stanford University	5.000%	3/15/14	1,100,000	1,114,730

Total California				50,379,554

Colorado - 1.3%
Colorado Educational and Cultural Facilities, Nature Conservancy, Project A	0.050%	7/1/27	364,000	364,000	(a)(b)
Colorado HFA Revenue, Multi-Family, SPA-FHLB	0.070%	4/1/43	7,180,000	7,180,000	(a)(b)(c)
Colorado Housing & Finance Authority, Multi-Family, SPA-FHLB	0.080%	10/1/21	5,510,000	5,510,000	(a)(b)(c)
Colorado State Educational & Cultural Facilities Authority Revenue, Oaks Christian School Project, LOC-U.S. Bank N.A.	0.090%	5/1/33	450,000	450,000	(a)(b)

Total Colorado				13,504,000

Connecticut - 5.7%
Connecticut Innovations Inc., CT, Revenue, ISO New England Inc. Project, LOC-TD Bank N.A.	0.050%	12/1/39	5,800,000	5,800,000	(a)(b)
Connecticut State HEFA Revenue:
Choate Rosemary Hall, LOC-JPMorgan Chase	0.070%	7/1/37	2,890,000	2,890,000	(a)(b)
Hoffman Summerwood Community, LOC-TD Bank N.A.	0.060%	7/1/37	300,000	300,000	(a)(b)
Hotchkiss School, SPA-U.S. Bank N.A.	0.050%	7/1/30	3,900,000	3,900,000	(a)(b)
Wesleyan University	0.040%	7/1/40	5,700,000	5,700,000	(a)(b)
Westover School, LOC-TD Bank N.A.	0.050%	7/1/30	2,435,000	2,435,000	(a)(b)
Yale University	0.030%	7/1/35	2,900,000	2,900,000	(a)(b)
Yale University	0.030%	7/1/36	870,000	870,000	(a)(b)
Yale-New Haven Hospital, LOC-JPMorgan Chase	0.050%	7/1/25	1,190,000	1,190,000	(a)(b)
Yale-New Haven Hospital, LOC-JPMorgan Chase	0.050%	7/1/25	500,000	500,000	(a)(b)
Connecticut State HFA, Housing Mortgage Finance Program, SPA-FHLB	0.060%	5/15/31	9,200,000	9,200,000	(a)(b)(c)
Connecticut State HFA Revenue:
Housing Mortgage Finance Program, LOC-Bank of Tokyo-Mitsubishi UFJ	0.050%	11/15/34	800,000	800,000	(a)(b)
Housing Mortgage Finance Program, SPA-Bank of Tokyo-Mitsubishi UFJ	0.050%	11/15/41	1,300,000	1,300,000	(a)(b)
Housing Mortgage Finance Program, SPA-Royal Bank of Canada	0.060%	11/15/24	4,195,000	4,195,000	(a)(b)(c)
Connecticut State HFA, Housing Mortgage Finance Program Revenue:
SPA-Bank of Tokyo-Mitsubishi UFJ	0.070%	5/15/34	5,000,000	5,000,000	(a)(b)
SPA-Barclays Bank PLC	0.050%	5/15/35	370,000	370,000	(a)(b)
Hartford, CT, GO, BAN	2.000%	4/10/14	4,200,000	4,225,453
Orange, CT, GO, BAN	1.000%	7/21/14	4,000,000	4,020,206
Stamford, CT, Housing Authority, Multi-Family Revenue, Fairfield Apartments Project, FHLMC	0.050%	12/1/28	1,200,000	1,200,000	(a)(b)(c)

Total Connecticut				56,795,659

Delaware - 1.0%
Delaware State EDA Revenue, Peninsula United, PUMH of Maryland Inc., LOC-PNC Bank N.A.	0.050%	5/15/37	9,300,000	9,300,000	(a)(b)
Delaware State, GO	5.250%	8/1/14	750,000	774,873

Total Delaware				10,074,873

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
District of Columbia - 0.8%
District of Columbia Housing Finance Agency, MFH Revenue, Pentacle Apartments Project, FHLMC, LOC-FHLMC	0.070%	11/1/38	$3,540,000	$3,540,000	(a)(b)
District of Columbia Income Tax Secured Revenue	5.000%	12/1/13	785,000	785,000
District of Columbia Revenue:
American Sociological Association, LOC-PNC Bank N.A.	0.070%	12/1/37	1,635,000	1,635,000	(a)(b)
Jesuit Conference, LOC-PNC Bank	0.070%	10/1/37	490,000	490,000	(a)(b)
Washington Center for Internships and Academic Seminars, LOC-Branch Banking & Trust	0.060%	2/1/48	1,960,000	1,960,000	(a)(b)

Total District of Columbia				8,410,000

Florida - 8.8%
Broward County, FL, GO, Parks & Land Preservation Project	5.000%	1/1/14	600,000	602,305
Florida Housing Finance Corp., Multi-Family Mortgage Revenue, Cutler Riverside Preservation Apartments, FHLMC, LIQ-FHLMC	0.060%	6/1/48	9,900,000	9,900,000	(a)(b)(c)
Florida State Board of Education Public Education, GO, Capital Outlay	5.000%	6/1/14	300,000	307,051
Florida State Board of Education, GO	5.000%	1/1/14	275,000	276,062
Florida State Higher Educational Facilities, Financial Authority Revenue, Educational Facilities, Ringling College of Art & Design Inc., LOC-PNC Bank N.A.	0.060%	3/1/38	5,995,000	5,995,000	(a)(b)
Florida State Water Pollution Control Financing Corp. Revenue, Water Pollution Control	3.000%	1/15/14	100,000	100,324
Highlands County, FL, Health Facilities Authority Revenue:
Adventist Health System	0.040%	11/15/35	2,000,000	2,000,000	(a)(b)
Hospital Adventist Health System	0.040%	11/15/33	13,100,000	13,100,000	(a)(b)
Hospital Adventist Health System	0.050%	11/15/34	2,000,000	2,000,000	(a)(b)
Hospital Adventist Health System	0.070%	11/15/34	1,000,000	1,000,000	(a)(b)
Marion County, FL, HFA Revenue, Paddock Apartments, FNMA, LIQ-FNMA	0.050%	10/15/32	1,180,000	1,180,000	(a)(b)
Marion County, FL, School District Revenue, TAN	1.000%	6/30/14	6,100,000	6,124,924
Miami-Dade County, FL, IDA, Professional Modification, AAR Aircraft Services Inc., LOC-Wells Fargo Bank N.A.	0.100%	8/1/18	6,500,000	6,500,000	(a)(b)(c)
Orange County, FL, Housing Finance Authority, Walk Apartments LLC, FNMA, LIQ-FNMA	0.060%	6/1/25	3,305,000	3,305,000	(a)(b)
Palm Beach County, FL, Water & Sewer Revenue, Florida Power & Light Co. Reclaimed Water Projoct	5.000%	10/1/14	115,000	119,402
Sarasota County, FL, Public Hospital District Revenue, Sarasota Memorial Hospital, LOC-Northern Trust Co.	0.050%	7/1/37	32,600,000	32,600,000	(a)(b)
Volusia County, FL, HFA, MFH Revenue, Cape Morris Cove Apartments II, LOC-FHLB & JPMorgan Chase	0.070%	10/15/42	2,690,000	2,690,000	(a)(b)(c)

Total Florida				87,800,068

Georgia - 6.0%
Cobb County, GA, Housing Authority Revenue, Walton Reserve Apartments Project, LOC-FHLB & SunTrust Bank	0.070%	10/1/35	15,250,000	15,250,000	(a)(b)(c)
Coweta County, GA, Development Authority Revenue, W.Y. Newnan Holding LLC Project, LOC-Wells Fargo Bank N.A.	0.200%	4/1/32	4,050,000	4,050,000	(a)(b)(c)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Georgia - continued
De Kalb County, GA, Housing Authority, MFH Revenue, Friendly Heights LP, LOC-FHLMC	0.070%	5/1/34	$6,860,000	$6,860,000	(a)(b)(c)
Douglas County, GA, Development Authority, IDR, Pandosia LLC Project, LOC-Wells Fargo Bank N.A.	0.100%	12/1/27	3,300,000	3,300,000	(a)(b)(c)
Fulton County, GA, Development Authority Revenue:
Doris & Weber School Project, LOC-Branch Banking & Trust	0.060%	12/1/30	1,870,000	1,870,000	(a)(b)
Shepherd Center Inc., LOC-FHLB, SunTrust Bank	0.060%	9/1/35	3,125,000	3,125,000	(a)(b)
Georgia State, GO	5.250%	12/1/13	215,000	215,000
Georgia State, GO	5.000%	4/1/14	350,000	355,432
Georgia State, GO	5.500%	7/1/14	250,000	257,541
Georgia State, GO	5.500%	7/1/14	150,000	154,531
Gwinnett County, GA, Development Authority, IDR, Barco Inc. Project, LOC-Branch Banking & Trust	0.130%	11/1/20	5,060,000	5,060,000	(a)(b)(c)
Gwinnett County, GA, School District, GO	2.000%	2/1/14	645,000	646,938
Gwinnett County, GA, School District, GO	3.000%	2/1/14	100,000	100,449
Kennesaw, GA, Development Authority, MFH Revenue, Walton Ridenour Apartments LP, LOC-FHLB, SunTrust Bank	0.070%	4/1/37	7,800,000	7,800,000	(a)(b)(c)
Municipal Electric Authority of Georgia, BK Tokyo-Mitsubishi VFJ	0.050%	1/1/48	5,300,000	5,300,000	(a)(b)
Private Colleges & Universities Authority, GA, Educational Facilities Revenue, Agnes Scott College, LOC-Wells Fargo Bank N.A.	0.050%	6/1/23	840,000	840,000	(a)(b)
Savannah, GA, EDA Revenue, Savannah Country Day School, LOC-Branch Banking & Trust	0.060%	5/1/32	545,000	545,000	(a)(b)
Stephens County, GA, Development Authority, IDR, CMC of Georgia Inc. Project, LOC-Branch Banking & Trust	0.130%	8/1/21	4,900,000	4,900,000	(a)(b)(c)

Total Georgia				60,629,891

Illinois - 7.4%
Bloomington & Normal, IL, Airport Authority Revenue, Central Illinois Regional Airport, LOC-Northern Trust Co.	0.110%	1/1/27	2,425,000	2,425,000	(a)(b)
Channahon, IL, Revenue, Morris Hospital, LOC-U.S. Bank N.A.	0.050%	12/1/34	3,000,000	3,000,000	(a)(b)
Chicago, IL, Midway Airport Revenue, LOC-Bank of Montreal	0.080%	1/1/35	5,395,000	5,395,000	(a)(b)(c)
Chicago, IL, Renaissance Center LP, LOC-Harris Trust and Savings Bank	0.160%	10/1/34	2,380,000	2,380,000	(a)(b)(c)
Chicago, IL, Tax Increment Revenue, Tax Allocation Bonds, Near North Redevelopment Project, Senior Lien, LOC-Bank of New York	0.090%	1/1/19	18,465,000	18,465,000	(a)(b)
Illinois Development Finance Authority Revenue, Goodman Theatre Project, LOC-Bank One N.A., Northern Trust Co.	0.060%	12/1/33	3,000,000	3,000,000	(a)(b)
Illinois Finance Authority Revenue:
Little Co. of Mary Hospital, LOC-JPMorgan Chase	0.050%	8/15/35	1,430,000	1,430,000	(a)(b)
Northwestern Memorial Hospital, SPA-UBS AG	0.060%	8/15/42	7,600,000	7,600,000	(a)(b)
Illinois Health Facilities Authority Revenue, LOC-Bank One Illinois N.A.	0.060%	8/1/15	1,000,000	1,000,000	(a)(b)
Illinois Housing Development Authority, MFH Revenue, Galesburg Towers Associates II, LOC-Harris N.A.	0.180%	12/1/35	3,660,000	3,660,000	(a)(b)(c)
Illinois State Development Finance Authority, Fenwick High School Project Revenue, LOC - PNC Bank N.A.	0.060%	3/1/32	5,000,000	5,000,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois - continued
Illinois State EFA Revenue, The Adler Planetarium, LOC-PNC Bank N.A.	0.060%	4/1/31	$3,000,000	$3,000,000	(a)(b)
Illinois State Finance Authority, MFH Revenue, Liberty Towers Associates, LOC-Harris N.A.	0.070%	10/1/39	3,270,000	3,270,000	(a)(b)
Lake County, IL, MFH Revenue, Rosewood Apartments Project, LIQ-FHLMC	0.070%	11/1/34	1,795,000	1,795,000	(a)(b)(c)
Lombard, IL, Revenue, National University Health Sciences Project, LOC-JPMorgan Chase	0.060%	6/1/36	150,000	150,000	(a)(b)
Northbrook Village, IL, GO	3.000%	12/1/13	260,000	260,000
Peoria, IL, Multi-Family Revenue, Housing, Oak Woods Apartments Project, FNMA, LIQ-FNMA	0.070%	10/15/28	2,900,000	2,900,000	(a)(b)(c)
University of Illinois, COP, PART, SPA-Bank of America	0.060%	8/15/21	9,380,000	9,380,000	(a)(b)

Total Illinois				74,110,000

Indiana - 1.0%
Hobart, IN, EDR, Albanese Confectionery, LOC-Harris N.A.	0.160%	7/1/31	2,555,000	2,555,000	(a)(b)(c)
Indiana Finance Authority Midwestern Disaster Relief Revenue, Ohio Valley Electric Corp. Project, LOC-Bank of Nova Scotia	0.050%	6/1/40	4,100,000	4,100,000	(a)(b)
Indiana State Finance Authority, Environmental Revenue, Duke Energy Indiana Inc. Project, LOC-Sumitomo Mitsui Banking	0.040%	10/1/40	1,400,000	1,400,000	(a)(b)
Indiana University Revenue	5.500%	6/1/14	125,000	128,196
Indianapolis, IN, MFH Revenue:
Capital Place, Covington, FNMA, LIQ-FNMA	0.060%	5/15/38	1,350,000	1,350,000	(a)(b)
Washington Pointe LP Project, FNMA, LIQ-FNMA	0.060%	4/15/39	300,000	300,000	(a)(b)

Total Indiana				9,833,196

Iowa - 1.2%
Cedar Rapids, IA, GO	3.000%	6/1/14	110,000	111,480
Des Moines, IA, Water Revenue	2.000%	12/1/13	400,000	400,000
Grinnell, IA, Hospital Revenue, Grinnell Medical Center, LOC-U.S. Bank N.A.	0.060%	12/1/21	100,000	100,000	(a)(b)
Iowa Finance Authority, IDR, Embria Health Sciences Project, LOC-Wells Fargo Bank	0.200%	6/1/32	1,625,000	1,625,000	(a)(b)(c)
Iowa Finance Authority, MFH Revenue:
SPA-Dexia Credit Local	0.070%	8/1/37	500,000	500,000	(a)(b)(c)
Windsor on the River LLC, LOC-Wells Fargo Bank N.A.	0.080%	5/1/42	7,000,000	7,000,000	(a)(b)(c)
Iowa State Finance Authority Health Facilities Revenue, Unity Point HealthCare, LOC-Union Bank N.A.	0.040%	2/15/39	2,000,000	2,000,000	(a)(b)

Total Iowa				11,736,480

Kentucky - 3.0%
Berea, KY:
Educational Facilities Revenue, Berea College Project	0.050%	6/1/29	4,075,000	4,075,000	(a)(b)
Educational Facilities Revenue, Berea College Project	0.050%	6/1/32	10,300,000	10,300,000	(a)(b)
Boone County, KY, Industrial Building Revenue, Kiswel Inc. Project, LOC-Branch Banking & Trust	0.130%	5/1/27	4,345,000	4,345,000	(a)(b)(c)
Christian County, KY, Association of Counties Leasing Trust, Lease Program:
LOC-U.S. Bank N.A	0.050%	4/1/37	1,140,000	1,140,000	(a)(b)
LOC-U.S. Bank N.A.	0.050%	6/1/38	1,035,000	1,035,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Kentucky - continued
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue, Baptist Healthcare System, LOC-Branch Banking & Trust	0.050%	8/15/38	$5,000,000	$5,000,000	(a)(b)
Richmond, KY, League of Cities Funding Trust, Lease Program Revenue, LOC-U.S. Bank	0.060%	3/1/36	2,775,000	2,775,000	(a)(b)
Williamstown, KY, League of Cities Funding Trust Lease Revenue, LOC-U.S. Bank N.A.	0.060%	7/1/38	1,480,000	1,480,000	(a)(b)

Total Kentucky				30,150,000

Louisiana - 2.1%
Louisiana State PFA Revenue:
Dynamic Fuels LLC Project, LOC-JPMorgan Chase	0.060%	10/1/33	5,300,000	5,300,000	(a)(b)
Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.050%	9/2/33	2,260,000	2,260,000	(a)(b)
Tiger Athletic Foundation, LOC-Capital One N.A., FHLB	0.050%	9/2/39	2,475,000	2,475,000	(a)(b)
St. Charles Parish, LA, PCR, Shell Oil Co., Norco Project	0.060%	11/1/21	1,100,000	1,100,000	(a)(b)(c)
St. James Parish, LA, Revenue, Nustar Logistics LP Project, LOC-JPMorgan Chase	0.070%	12/1/40	10,000,000	10,000,000	(a)(b)

Total Louisiana				21,135,000

Maryland - 0.7%
Howard County, MD, GO:
Metropolitan District	4.000%	2/15/14	475,000	478,613
Public Improvement Project	5.000%	8/15/14	465,000	480,475
Howard County, MD, Revenue, Glenelg Country School, LOC-PNC Bank N.A.	0.070%	7/1/26	2,515,000	2,515,000	(a)(b)
Maryland State Health & Higher EFA Revenue Bonds, Johns Hopkins University	0.040%	7/1/36	2,200,000	2,200,000	(a)(b)
Maryland State, GO:
State and Local Facilities Loan	2.000%	3/15/14	250,000	251,233
State and Local Facilities Loan Capital Improvement	5.500%	3/1/14	200,000	202,544
State Local Facilities	3.000%	3/1/14	500,000	503,395
Montgomery County, MD, GO	5.000%	7/1/14	200,000	205,472
Washington, MD, Suburban Sanitary District, GO, Consolidated Public Improvement	5.000%	6/1/14	100,000	102,304

Total Maryland				6,939,036

Massachusetts - 1.9%
Cambridge, MA, GO	2.000%	2/15/14	200,000	200,691
Harvard, MA, GO, BAN	1.000%	6/25/14	1,300,000	1,304,361
Holden Town, MA, GO, BAN	1.000%	6/20/14	2,200,000	2,209,259
Lawrence, MA, GO, BAN	1.000%	12/1/13	1,400,000	1,400,000
Lexington, MA, GO, BAN	1.000%	2/21/14	1,016,954	1,018,632
Massachusetts State DFA, MFH, Archstone Readstone, LOC-FHLMC	0.070%	12/1/37	2,600,000	2,600,000	(a)(b)(c)
Massachusetts State HEFA Revenue:
Harvard University	0.030%	11/1/49	7,285,000	7,285,000	(a)(b)
Pool Loan Program, LOC-TD Bank N.A.	0.050%	2/1/38	1,700,000	1,700,000	(a)(b)
Massachusetts State, GO, Consolidated Loan	4.000%	1/1/14	250,000	250,756
Stoughton, MA, GO, BAN	1.000%	3/28/14	1,500,000	1,503,530

Total Massachusetts				19,472,229

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Michigan - 0.4%
Michigan State Strategic Fund Ltd. Obligation Revenue, Kroger Co. Recovery Zone, LOC-Bank of Tokyo-Mitsubishi UFJ	0.050%	1/1/26	$3,000,000	$3,000,000	(a)(b)
University of Michigan, SPA-Northern Trust Co.	0.040%	4/1/42	500,000	500,000	(a)(b)

Total Michigan				3,500,000

Minnesota - 0.9%
Metropolitan Council, Minneapolis-St. Paul Metropolitan Area, GO, TRAN	3.000%	2/1/14	125,000	125,567
Rochester, MN, Health Care Facilities Revenue, Mayo Foundation, SPA-Bank of America N.A.	0.050%	8/15/32	8,000,000	8,000,000	(a)(b)
University of Minnesota, MN	5.000%	12/1/13	885,000	885,000
Washington County, MN, GO, Capital Improvement Plan	2.000%	2/1/14	385,000	386,076

Total Minnesota				9,396,643

Mississippi - 3.3%
Mississippi Business Finance Commission Gulf Opportunity Zone Revenue:
Chevron U.S.A. Inc.	0.050%	11/1/35	17,700,000	17,700,000	(a)(b)
Chevron U.S.A. Inc.	0.050%	11/1/35	15,800,000	15,800,000	(a)(b)

Total Mississippi				33,500,000

Missouri - 3.1%
Missouri State HEFA Revenue:
BJC Health System	0.040%	5/15/38	15,800,000	15,800,000	(a)(b)
Washington University, SPA-JPMorgan Chase	0.050%	9/1/30	1,700,000	1,700,000	(a)(b)
Missouri State Highways & Transit Commission, State Road Revenue, First Lien	5.000%	5/1/14	170,000	173,298
Springfield, MO, IDA Revenue, McIntosh Holdings LLC Project, LOC-U.S. Bank N.A.	0.100%	9/1/26	1,805,000	1,805,000	(a)(b)(c)
St. Charles County, MO, IDA Revenue, Newco Enterprises Inc. Project, LOC-BMO Harris Bank N.A.	0.080%	12/1/29	4,250,000	4,250,000	(a)(b)(c)
Washington, MO, Industrial Revenue, Pauwels Transformers Inc. Project, LOC-HSBC Bank USA NA	0.270%	12/1/28	6,975,000	6,975,000	(a)(b)(c)

Total Missouri				30,703,298

Montana - 0.4%
Montana State Facility Finance Authority Revenue, Sisters of Charity of Leavenworth Health System SPA-JPMorgan Chase	0.070%	12/1/35	3,610,000	3,610,000	(a)(b)

Nebraska - 0.1%
Omaha, NE, Public Power District Revenue	4.000%	2/1/14	500,000	503,064

Nevada - 0.0%
Nevada State Highway Improvement Revenue, Motor Vehicle Fuel Tax, NATL	5.000%	12/1/13	300,000	300,000

New Hampshire - 0.1%
New Hampshire State Business Finance Authority Revenue, The Mark H. Wentworth Home, LOC-TD Bank N.A.	0.050%	12/1/36	1,300,000	1,300,000	(a)(b)

New Jersey - 2.8%
Cresskill, NJ, GO, General Improvement	1.000%	3/1/14	200,000	200,243
Galloway Township, NJ, GO, Notes	1.250%	12/19/13	960,000	960,266

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
Garfield, NJ, GO, BAN	1.000%	12/6/13	$2,000,000	$2,000,076
Hudson County, NJ, Improvement Authority Revenue, County GTD Pooled Notes	1.000%	5/23/14	2,200,000	2,206,189
Hunterdon, NJ, Central Regional High School District, GO	3.000%	9/15/14	210,000	214,481
Madison Borough, NJ, GO, BAN	1.000%	8/15/14	1,900,000	1,908,889
Monmouth County, NJ, GO	5.000%	1/15/14	200,000	201,134
Monmouth County, NJ, Improvement Authority Revenue:
Governmental Pooled Loan	3.000%	12/1/13	1,000,000	1,000,000
Governmental Pooled Loan	4.000%	12/1/13	115,000	115,000
Governmental Pooled Loan Notes, County GTD	2.000%	12/4/14	1,800,000	1,832,238	(d)
New Jersey Environmental Infrastructure Trust Revenue	5.000%	9/1/14	100,000	103,474
New Jersey State Health Care Facilities Financing Authority Revenue, RWJ Health Care Corp., LOC-TD Bank N.A.	0.040%	7/1/32	600,000	600,000	(a)(b)
Ocean County, NJ, GO, General Improvement	2.000%	11/1/14	1,000,000	1,016,000	(d)
River Vale, NJ, GO:
BAN	1.000%	8/15/14	2,960,000	2,971,771
BAN	1.000%	10/10/14	11,260,000	11,315,496
South Brunswick Township, NJ, GO	1.000%	10/1/14	300,000	301,786
Sussex County, NJ, Municipal Utilities Authority Revenue, Paulins Kill Basin Water Reclamation System Project Notes	1.500%	2/14/14	1,616,000	1,619,358

Total New Jersey				28,566,401

New York - 13.8%
Albany, NY, GO	3.000%	7/1/14	375,000	380,617
Amherst, NY, GO, BAN	1.000%	7/17/14	2,280,000	2,288,182
Babylon, NY, GO, BAN	2.000%	8/15/14	1,800,000	1,822,410
Baldwinsville, NY, CSD, GO, BAN	1.000%	6/26/14	3,300,000	3,314,304
Bedford, NY, GO, BAN	1.000%	12/5/14	2,976,525	2,998,492	(d)
Build NYC Resource Corp., NY, Revenue, Loan Enhanced Assistance Program, LOC-JPMorgan Chase	0.060%	3/1/38	9,555,000	9,555,000	(a)(b)
East Hampton Town, NY, GO, BAN	1.000%	8/29/14	4,300,000	4,318,353
Hamburg Town, NY, GO, BAN	1.000%	7/10/14	2,108,000	2,114,950
Hamburg Village, NY, GO, BAN	0.750%	7/16/14	1,415,000	1,415,810
Katonah-Lewisboro, NY, Union Free School District, GO, BAN	1.000%	7/11/14	1,450,000	1,455,066
Kingston, NY, GO, BAN	1.000%	10/30/14	1,020,000	1,022,848
Lindenhurst, NY, GO, BAN - Public Improvment	1.000%	8/15/14	3,900,000	3,917,971
Long Island, NY, Power Authority Revenue, LOC-TD Bank N.A.	0.040%	12/1/29	6,350,000	6,350,000	(a)(b)
Lynbrook, NY, Union Free School District, GO, TAN	1.000%	6/20/14	1,400,000	1,404,739
Mamaroneck Village, NY, GO, BAN	1.000%	9/4/14	2,900,000	2,914,188
Nassau County, NY, Interim Finance Authority Revenue, LOC-Sumitomo Mitusi Banking, Sales Tax Secured	0.050%	11/15/21	1,650,000	1,650,000	(a)(b)
Nassau Health Care Corp., NY, Revenue:
LOC-TD Bank N.A.	0.040%	8/1/29	2,180,000	2,180,000	(a)(b)
Nassau County GTD, LOC-Wells Fargo Bank N.A.	0.120%	8/1/29	33,175,000	33,175,000	(e)
New York City, NY, GO, LOC-Bank of New York	0.050%	3/1/34	2,000,000	2,000,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Jewish Board of Family and Children’s Services Inc., LOC-TD Bank N.A.	0.040%	7/1/25	3,860,000	3,860,000	(a)(b)

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New York - continued
New York City, NY, TFA:
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.040%	11/1/22	$2,695,000	$2,695,000	(a)(b)
New York City Recovery Project Revenue, SPA-Royal Bank of Canada	0.050%	11/1/22	5,465,000	5,465,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University, SPA-JPMorgan Chase	0.060%	7/1/29	1,955,000	1,955,000	(a)(b)
Non-State Supported Debt, Northern Westchester Association, LOC-TD Bank N.A.	0.050%	11/1/34	1,730,000	1,730,000	(a)(b)
Wagner College, LOC-TD Bank N.A.	0.040%	7/1/28	1,300,000	1,300,000	(a)(b)
New York State Housing Finance Agency Revenue, 10 Barclay Street, LIQ-FNMA	0.050%	11/15/37	500,000	500,000	(a)(b)
North Shore, NY, CSD, GO, TAN	1.000%	6/20/14	2,500,000	2,507,493
Pleasantville, NY, GO, BAN	1.000%	8/22/14	1,000,000	1,003,653
Port Chester, NY, GO, BAN	1.000%	2/26/14	2,000,000	2,002,650
Seaford, NY, Union Free School District, GO, TAN	1.000%	6/20/14	7,500,000	7,524,506
Sewanhaka, NY, Central High School District of Elmont, GO, TAN	1.000%	6/27/14	4,600,000	4,618,259
Tonawanda, NY, GO, BAN	1.000%	6/12/14	3,362,000	3,370,087
Triborough Bridge & Tunnel Authority, NY, Revenues:
LOC-State Street Bank & Trust Co.	0.040%	1/1/32	1,000,000	1,000,000	(a)(b)
LOC-U.S. Bank N.A.	0.050%	1/1/33	4,000,000	4,000,000	(a)(b)
Washington County, NY, GO, BAN	1.000%	6/13/14	2,335,000	2,342,371
West Hempstead, NY, Union Free School District, GO, TAN	1.000%	6/20/14	2,465,000	2,473,891
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-TD Bank N.A.	0.050%	11/1/24	2,935,000	2,935,000	(a)(b)
Westmoreland, NY, CSD, GO, BAN	1.000%	6/27/14	2,424,000	2,425,306

Total New York				137,986,146

North Carolina - 3.3%
Charlotte, NC, Water & Sewer System Revenue, SPA-Wells Fargo Bank N.A.	0.040%	7/1/27	13,300,000	13,300,000	(a)(b)
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Health Care System, LOC-U.S. Bank N.A.	0.050%	1/15/26	2,600,000	2,600,000	(a)(b)
North Carolina Capital Facilities Finance Agency, Educational Facilities Revenue, Guilford College Project, LOC-Branch Banking & Trust	0.060%	5/1/24	1,100,000	1,100,000	(a)(b)
North Carolina Medical Care Commission, Southeastern Regional Medical Center, LOC-BB&T Corp.	0.060%	6/1/37	2,000,000	2,000,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Educational Facilities Revenue, High Point University Project, LOC-Branch Banking & Trust	0.060%	5/1/30	1,700,000	1,700,000	(a)(b)
North Carolina State Capital Facilities Finance Agency, Recreational Facilities Revenue, YMCA of Greater Charlotte Project, LOC-Wells Fargo Bank N.A.	0.060%	4/1/29	2,000,000	2,000,000	(a)(b)
North Carolina State Ports Authority Facilities Revenue, LOC-Branch Banking & Trust	0.060%	6/1/36	1,880,000	1,880,000	(a)(b)
North Carolina State, GO	5.000%	4/1/14	400,000	406,200
North Carolina State, GO:
Public Improvement	5.250%	3/1/14	100,000	101,200
Public Improvement	5.000%	3/1/22	2,000,000	2,023,245	(f)
Raleigh, NC, Combined Enterprise System Revenue, SPA-Wells Fargo Bank N.A.	0.050%	3/1/35	1,000,000	1,000,000	(a)(b)
Union County, NC, GO	4.000%	3/1/14	100,000	100,887
Winston-Salem, NC, Water and Sewer System Revenue, Refunding, SPA-Dexia Credit Local	0.060%	6/1/28	5,000,000	5,000,000	(a)(b)

Total North Carolina				33,211,532

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
North Dakota - 0.6%
North Dakota State Housing Finance Agency Revenue, Housing Finance Program, Home Mortgage Finance, SPA-FHLB	0.060%	7/1/24	$5,600,000	$5,600,000	(a)(b)(c)

Ohio - 1.2%
Montgomery County, OH, Revenue, Miami Valley Hospital, SPA-JPMorgan Chase	0.050%	11/15/45	3,050,000	3,050,000	(a)(b)
Ohio State Higher Educational Facility Revenue:
Case Western Reserve University, LOC-U.S. Bank N.A.	0.050%	12/1/44	3,075,000	3,075,000	(a)(b)
Xavier University Project, LOC-U.S. Bank N.A.	0.050%	11/1/30	1,345,000	1,345,000	(a)(b)
Ohio State, GO, Common Schools	0.040%	6/15/26	4,045,000	4,045,000	(a)(b)

Total Ohio				11,515,000

Oklahoma - 0.1%
Oklahoma City, OK, GO	4.000%	3/1/14	1,000,000	1,009,154

Oregon - 0.6%
Deschutes County, OR, GO	2.000%	12/1/13	100,000	100,000
Metro Regional Center, OR, GO	4.000%	6/1/14	200,000	203,659
Multnomah County, OR, Hospital Facilities Authority Revenue, Oregon Baptist Retirement Homes, LOC-U.S. Bank N.A.	0.080%	11/1/34	3,095,000	3,095,000	(a)(b)
Oregon State Health Housing, Educational & Cultural Facilities Authority Revenue, PeaceHealth, LOC-U.S. Bank N.A.	0.050%	12/1/15	900,000	900,000	(a)(b)
Oregon State Housing & Community Services, Revenue, Single-Family Housing, SPA-State Street Bank & Trust Co.	0.080%	7/1/36	1,600,000	1,600,000	(a)(b)(c)

Total Oregon				5,898,659

Pennsylvania - 4.6%
Adams County, PA, IDA Revenue, LOC-PNC Bank N.A.	0.060%	6/1/32	1,420,000	1,420,000	(a)(b)
Allegheny County, PA, Higher Education Building Authority, University Revenue, Carnegie Mellon University, SPA-Bank of New York	0.050%	12/1/37	3,200,000	3,200,000	(a)(b)
Allegheny County, PA, IDA Revenue:
Education Center Watson, LOC-PNC Bank N.A.	0.060%	5/1/31	3,000,000	3,000,000	(a)(b)
Western Pennsylvania School for Blind Children, SPA-PNC Bank N.A.	0.050%	7/1/31	5,000,000	5,000,000	(a)(b)
Allegheny County, PA, IDA, Little Sisters of the Poor Project, LOC-PNC Bank N.A.	0.070%	1/1/28	160,000	160,000	(a)(b)
Butler County, PA, General Authority Revenue, School District Erie Project, LOC-PNC Bank N.A.	0.060%	9/1/29	5,560,000	5,560,000	(a)(b)
Great Valley School District Chester County, PA, GO	2.000%	2/15/14	100,000	100,340
Lancaster County, PA, Hospital Authority Revenue, Masonic Homes Project, LOC-JPMorgan Chase	0.060%	7/1/34	1,020,000	1,020,000	(a)(b)
Mars, PA, Area School District, GO	1.000%	2/28/14	2,190,000	2,193,505
Montgomery County, PA , GO, SPA-PNC Bank N.A.	0.050%	8/15/24	22,690,000	22,690,000	(a)(b)
Montgomery County, PA, IDA Revenue, Friends’ Central School Corp. Project, LOC-Wells Fargo Bank N.A.	0.050%	3/1/32	1,000,000	1,000,000	(a)(b)
Pennsylvania Housing Finance Agency, Building Development, SPA-PNC Bank N.A.	0.050%	1/1/34	1,040,000	1,040,000	(a)(b)

Total Pennsylvania				46,383,845

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
South Carolina - 1.8%
Lexington, SC, Waterworks & Sewer Revenue:
BAN	0.750%	12/2/13	$4,790,000	$4,790,000
BAN	0.750%	12/2/13	1,275,000	1,275,000
South Carolina Jobs EDA, IDR, South Carolina Electric & Gas Co., LOC-Branch Banking & Trust	0.100%	12/1/38	6,930,000	6,930,000	(a)(b)(c)
South Carolina State Association of Governmental Organizations, COP	1.000%	3/1/14	1,000,000	1,001,900
South Carolina, EFA, Private Non-Profit Institutions, Newberry College, LOC-Branch Banking & Trust	0.060%	6/1/35	4,150,000	4,150,000	(a)(b)

Total South Carolina				18,146,900

Tennessee - 1.9%
Blount County, TN, Public Building Authority:
Local Government Public Improvement, LOC-Branch Banking & Trust	0.060%	6/1/30	9,900,000	9,900,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.060%	6/1/37	5,375,000	5,375,000	(a)(b)
Local Government Public Improvement, LOC-Branch Banking & Trust	0.060%	6/1/39	2,350,000	2,350,000	(a)(b)
Sumner County, TN, GO, School & Public Improvement	3.000%	12/1/13	1,025,000	1,025,000

Total Tennessee				18,650,000

Texas - 4.6%
Aldine, TX, ISD, GO, PFSG	5.000%	2/15/14	300,000	302,872
Dallas, TX, ISD, GO, School Building	5.000%	2/15/14	200,000	201,898
Denton County, TX, GO, Tax Notes	3.250%	4/1/14	500,000	504,741
El Paso, TX, Water & Sewer Revenue	3.000%	3/1/14	300,000	301,954
Guadalupe-Blanco River Authority, TX, Revenue, Western Canyon Regional Water Supply Project	1.000%	4/15/14	1,425,000	1,428,230
Harris County, TX, Cultural Education Facilities Finance Corp. Revenue:
Memorial Herman Health System	0.040%	6/1/29	3,435,000	3,435,000	(a)(b)
Memorial Herman Healthcare System	0.050%	6/1/29	7,000,000	7,000,000	(a)(b)
Methodist Hospital	0.050%	12/1/27	1,600,000	1,600,000	(a)(b)
Humble, TX, ISD, GO	2.000%	2/15/14	685,000	687,417
Lake Travis, TX, ISD, GO, School Building	3.000%	2/15/14	550,000	553,085
San Antonio, TX, GO, General Improvement	3.000%	2/1/14	200,000	200,859
San Antonio, TX, IDA, IDR, Tindall Corp. Project, LOC-Wells Fargo Bank N.A.	0.100%	1/1/29	3,950,000	3,950,000	(a)(b)(c)
San Antonio, TX, ISD, GO, PSF-GTD	5.250%	8/15/14	125,000	129,386
Texas State, Mobility Fund, SPA-Depfa Bank PLC	0.060%	4/1/30	880,000	880,000	(a)(b)
Trinity River, TX, Authority Regional Wastewater System Revenue	5.000%	8/1/14	100,000	103,128
University of North Texas, TECP	0.130%	12/11/13	6,240,000	6,240,000
University of North Texas, TECP	0.120%	12/16/13	2,250,000	2,250,000
University of North Texas, TECP	0.140%	12/16/13	7,181,000	7,181,000
University of North Texas, TECP	0.140%	1/9/14	7,600,000	7,600,000
University of North Texas, TECP	0.140%	1/14/14	2,080,000	2,080,000

Total Texas				46,629,570

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Utah - 0.3%
Utah State, GO	3.000%	7/1/14	$500,000	$508,010
Weber County, UT, Hospital Revenue, IHC Health Services Inc., SPA-Westdeutsche Landesbank	0.050%	2/15/32	2,300,000	2,300,000	(a)(b)

Total Utah				2,808,010

Vermont - 0.9%
Vermont Housing Finance Agency, Student Housing Facilities Revenue, West Block University Vermont Project, LOC-Sovereign Bank FSB & Lloyds TSB Bank PLC	0.090%	7/1/37	8,880,000	8,880,000	(a)(b)

Virginia - 3.8%
Alexandria, VA, GO, Capital Improvement	3.000%	6/15/14	200,000	202,769
Fairfax County, VA, GO, Public Improvement	5.000%	4/1/14	400,000	406,100
Loudoun County, VA, GO	4.000%	7/1/14	250,000	255,365
Loudoun County, VA, GO	5.000%	7/1/14	590,000	606,187
Loudoun County, VA, IDA Revenue:
Howard Hughes Medical Institute	0.040%	2/15/38	5,255,000	5,255,000	(a)(b)
Howard Hughes Medical Institute	0.030%	6/1/43	25,000,000	25,000,000	(a)(b)
Lynchburg, VA, GO, Public Improvement	2.000%	12/1/13	325,000	325,000
Virginia College Building Authority, VA, Educational Facilities Revenue:
21st Century College & Equipment	5.000%	2/1/14	200,000	201,569
21st Century College, SPA-Wells Fargo Bank N.A.	0.060%	2/1/26	1,725,000	1,725,000	(a)(b)
21st Century College, SPA-Wells Fargo Bank N.A. Refunding, University Richmond Project	0.060%	11/1/36	1,655,000	1,655,000	(a)(b)
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, LOC-PNC Bank N.A.	0.050%	7/1/42	2,000,000	2,000,000	(a)(b)
Virginia State Public School Authority Revenue:
School Educational Technology Notes	5.000%	4/15/14	230,000	233,966
Special Obligation School Financing	3.500%	7/15/14	150,000	152,940
Virginia State Resources Authority Infrastructure Revenue, Pooled Financing Program	3.000%	11/1/14	175,000	179,303

Total Virginia				38,198,199

Washington - 1.8%
King County, WA, GO	4.000%	12/1/13	300,000	300,000
King County, WA, GO	5.000%	12/1/13	300,000	300,000
King County, WA, GO	5.500%	12/1/13	445,000	445,000	(g)
King County, WA, GO, LOC-State Street Bank & Trust Co.	0.040%	1/1/40	6,000,000	6,000,000	(a)(b)
Olympia, WA, EDA, Spring Air Northwest Project, LOC-U.S. Bank	0.090%	11/1/23	995,000	995,000	(a)(b)(c)
Redmond, WA, GO	3.500%	12/1/13	100,000	100,000
Seattle, WA, GO	4.250%	12/1/13	105,000	105,000
Seattle, WA, GO	5.000%	12/1/13	200,000	200,000
Vancouver, WA, Housing Authority Revenue, LIQ-FHLMC	0.040%	12/1/38	3,710,000	3,710,000	(a)(b)
Washington State Health Care Facilities Authority Revenue, Multicare Health System, LOC-Barclays Bank PLC	0.020%	8/15/41	6,100,000	6,100,000	(a)(b)

Total Washington				18,255,000

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2013

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Wisconsin - 0.6%
Fox Valley, WI, Technical College District, GO, Promissory Notes	2.000%	12/1/13	$705,000	$705,000
Ladysmith, WI, IDR, Indeck Ladysmith LLC Project, LOC-Wells Fargo Bank N.A.	0.050%	8/1/27	2,100,000	2,100,000	(a)(b)
Madison, WI, Area Technical College, GO, Promissory Notes	3.000%	3/1/14	1,000,000	1,006,381
Sheboygan Falls, WI, Revenue, NAN	2.000%	6/3/14	1,725,000	1,732,867
Wisconsin State HEFA Revenue:
Froedtert & Community Health, LOC-U.S. Bank N.A.	0.050%	4/1/35	600,000	600,000	(a)(b)
Hospital Sisters Services, LOC-Bank of Montreal	0.050%	8/1/40	300,000	300,000	(a)(b)

Total Wisconsin				6,444,248

Wyoming - 0.3%
Sweetwater Country, WY, PCR, Pacific Corp., LOC-Bank of Nova Scotia	0.060%	12/1/20	2,800,000	2,800,000	(a)(b)

TOTAL INVESTMENTS - 100.6% (Cost - $1,009,779,421#)				1,009,779,421
Liabilities in Excess of Other Assets - (0.6)%				(6,025,635)

TOTAL NET ASSETS - 100.0%				$1,003,753,786

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(d)	Security is purchased on a when-issued basis.

(e)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(f)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(g)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CDA	— Communities Development Authority
COP	— Certificates of Participation
CSD	— Central School District
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
GTD	— Guaranteed
HEFA	— Health & Educational Facilities Authority
HFA	— Housing Finance Authority
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
ISD	— Independent School District
ISO	— Independent System Operator
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi-Family Housing
NAN	— Note Anticipation Notes
NATL	— National Public Finance Guarantee Corporation - Insured Bonds

See Notes to Schedule of Investments.

TAX FREE RESERVES PORTFOLIO

Schedule of investments (unaudited) (cont’d)	November 30, 2013

PART	— Partnership Structure
PCFA	— Pollution Control Financing Authority
PCR	— Pollution Control Revenue
PFA	— Public Facilities Authority
PSF	— Permanent School Fund
RAN	— Revenue Anticipation Notes
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
TRAN	— Tax and Revenue Anticipation Note

Summary of Investments by Industry †

Health Care	24.5%
General Obligation	15.9
Education	15.6
Housing: Multi-Family	10.8
Industrial Revenue	10.8
Public Facilities	4.8
Water & Sewer	3.1
Housing: Single Family	2.8
Finance	2.8
Miscellaneous	2.1
Power	1.8
Transportation	1.5
Utilities	1.4
Solid Waste/Resource Recovery	1.0
Pollution Control	0.6
Life Care Systems	0.3
Tax Allocation	0.2

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of November 30, 2013 and are subject to change.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
A-1	51.9%
VMIG 1	26.7
P-1	5.3
SP-1	3.9
AAA/Aaa	2.4
MIG 1	1.3
F-1	1.2
AA/Aa	0.9
NR	6.4

100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary; then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Tax Free Reserves Portfolio (the “Portfolio”) is a separate non-diversified investment series of Master Portfolio Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. At November 30, 2013, all investors in the Portfolio were funds advised or administered by the manager of the Portfolio and/or its affiliates.

The following are significant accounting policies consistently followed by the Portfolio and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Portfolio’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North American Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Portfolio’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Portfolio, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Portfolio use valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$1,009,779,421	—	$1,009,779,421

†	See Schedule of Investments for additional detailed categorizations.

(b) Credit and market risk. The Portfolio may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets and in some cases are backed by a financial institution serving as a liquidity provider. Demand features are often issued by third party financial institutions, generally domestic and foreign banks, and by brokerage firms or insurance companies. Frequently, floating rate and variable rate obligations are secured by letters of credit or other credit support arrangements provided by banks. Accordingly, the credit quality and liquidity of the Portfolio’s investments may be dependent in part on the credit quality of the institutions supporting the Portfolio’s investments and changes in the credit quality of these institutions could cause losses to the Portfolio

Notes to Schedule of Investments (unaudited) (continued)

and affect its share price. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(c) Securities traded on a when-issued basis. The Portfolio may trade securities on a when-issued basis. In a when-issued transaction, the securities are purchased or sold by the Portfolio with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price and yield to the Portfolio at the time of entering into the transaction.

Purchasing such securities involves risk of loss if the value of the securities declines prior to settlement. These securities are subject to market fluctuations and their current value is determined in the same manner as for other securities.

(d) Security transactions. Security transactions are accounted for on a trade date basis.

2. Derivative instruments and hedging activities

GAAP requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended November 30, 2013, the Portfolio did not invest in derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Institutional Trust

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 24, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ KENNETH D. FULLER
Kenneth D. Fuller
Chief Executive Officer

Date:	January 24, 2014

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	January 24, 2014